Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Relationship of Related Parties

The relationship of related parties

Name of Related Party	Relationship to the Group
Stewart Lor	CEO
Ban Lor	Co-founder, CEO’s brother
Yuxia Xu	CFO
Guangzhou Jiatu Culture Media Co., Ltd. (1)	The Group has significant influence over with this entity
Hong Yu	shareholder of Zhixin
Shanghai Stamp Technology Co., Ltd.	The Group owns equity interest
Phillip Tao Qiu	Independent Director
Xiaoyan Liu	Shareholder of Ascendent
Zhongchuan Dadi (Beijing) Technology Co., LTD	Shareholder of Ascendent
Shanghai Yue See cultural development Co., LTD	Shareholder of Metafusion

(1)	On June 2, 2022, the Group’s CFO sold the equity interest in Jiatu Culture Media Co., Ltd., so Jiatu Culture Media Co., Ltd. no longer considered as a related party.

Schedule of Due from Related Parties	Due from related parties
	As of December 31,
	2024	2023

Ban Lor	$13,700	$17,155
Stewart Lor	348,714	452,598
Yuxia Xu	60,700	207,236
Phillip Tao Qiu	470,931	600,000
Xiaoyan Liu	3,370	87,990
Subtotal	$897,415	$1,364,979

(1)	From time to time, the Group advances funds to senior management, mainly for expanding oversea business purpose.

Schedule of Due to Related Parties	Due to related parties
	As of December 31,
	2024	2023

Shanghai Yue See cultural development Co., LTD	$-	$39,985
Zhongchuan Dadi (Beijing) Technology Co., LTD	218	223
Subtotal	$218	$40,208

(1)	The above balances represent unpaid loan and expenses to these related parties.

Schedule of Related Party Transactions

Related party transactions

		For the years ended
		2024	2023	2022

Guangzhou Jiatu Culture Media Co., Ltd.	Service fees	$-	$-	$62,667
Stewart Lor	Interest income	$16,094	$50,663	$117,569
Yuxia Xu	Interest income	$-	$16,778	$22,802
Shanghai Stamp Technology Co., Ltd.	Interest income	$-	$-	$1,771
Shanghai Yue See cultural development Co., LTD	Service revenue	$-	$4,195	$-